Derivative Financial Instruments (Fair Value of Derivative Contracts) (Detail) (Derivatives Not Designated as Hedging Instruments, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Other Current Assets
Derivatives, Fair Value [Line Items]
Assets, Foreign exchange contracts	¥ 16
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Liabilities, Foreign exchange contracts	¥ 0